ING Mutual Funds

ING Global Equity Dividend Fund

ING International Equity Dividend Fund

ING Russia Fund

Supplement dated January 11, 2008

to the Class A, Class B and Class C Prospectus

and Class O Prospectus,

each dated February 28, 2007

to ING Global Equity Dividend Fund’s

Class I Prospectus

dated August 1, 2007

and to ING International Equity Dividend Fund’s

Class A, Class B and Class C Prospectus

and Class I Prospectus, each dated May 16, 2007

Effective June 28, 2007, Kris Hermie was added as portfolio manager to ING Global Equity Dividend Fund and ING International Equity Dividend Fund.

The prospectuses are hereby revised as follows:

1.             The section entitled “Management of the Funds – Sub-Adviser – ING Global Equity Dividend Fund” on page 58 of the Class A, Class B and Class C Prospectus and page 16 of Global Equity Dividend Fund’s Class I Prospectus is hereby revised to add the following:

Kris Hermie, CFA, Senior Investment Manager, joined the Value team in January 2007 and has co-managed the Fund since June 2007.  Prior to joining IIMA, he worked at Dexia Asset Management where he managed value-based portfolios for pension funds and insurance companies. Mr. Hermie began his career in 1998 at Bank Corluy where he worked initially as an analyst and progressed to the role of Fund Manager, managing regional Belgian funds and the Global Technology Fund.

2.             The section entitled “Management of the Funds – ING Global Equity Dividend Fund” on page 27 of the Class O Prospectus is hereby revised to add the following:

Kris Hermie, CFA, Senior Investment Manager, joined the Value team in January 2007 and has co-managed the Fund since June 2007.  Prior to joining IIMA, he worked at Dexia Asset Management where he managed value-based portfolios for pension funds and insurance companies. Mr. Hermie began his career in 1998 at Bank Corluy where he worked initially as an analyst and progressed to the role of Fund Manager, managing regional Belgian funds and the Global Technology Fund.

3.             The section entitled “Management of the Fund – Sub-Adviser – ING International Equity Dividend Fund” on page 15 of ING International Equity Dividend Fund’s Class A, Class B and Class C Prospectus and page 13 of ING International Equity Dividend Fund’s Class I Prospectus is hereby revised to add the following:

Kris Hermie, CFA, Senior Investment Manager, joined the Value team in January 2007 and has co-managed the Fund since June 2007.  Prior to joining IIMA, he worked at Dexia Asset Management where he managed value-based portfolios for pension funds and insurance companies. Mr. Hermie began his career in 1998 at Bank Corluy where he worked initially as an analyst and progressed to the role of Fund Manager, managing regional Belgian funds and the Global Technology Fund.

Effective January 1, 2008, Angus Alexander Robertson was added as portfolio manager to the ING Russia Fund.

The prospectus is hereby revised as follows:

4.                                      The section entitled “Management of the Funds – Sub-Adviser – ING Russia Fund” on page 59 of the Class A, Class B and Class C Prospectus is hereby revised to add the following:

Angus Alexander Robertson has served as a member of the portfolio management team that manages the Fund since January 2008.  Mr. Robertson joined IIMA in January 2008 and has seven years of asset management experience.  Previously, he was a Performance Analyst at Barclays Global Investors from May 2000 - May 2001.  In May 2001, Mr. Robertson began working as an investment analyst and trainee fund manager at Morley Fund Management.  In June 2005, Mr. Robertson began working as a portfolio manager at AIG Investments, where he was responsible for the AIG Emerging Europe Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Mutual Funds

ING Global Equity Dividend Fund

ING International Equity Dividend Fund

ING Russia Fund

Supplement dated January 11, 2008

to the Class A, Class B, Class C, Class I, Class O and Class Q shares’

Statement of Additional Information (“SAI”),

dated February 28, 2007

to

ING Global Equity Dividend Fund’s Class I shares’ SAI,

dated August 1, 2007

and to

ING International Equity Dividend Fund’s

Class A, Class B, Class C and Class I shares’ SAI,

Dated May 16, 2007

Effective June 28, 2007, Kris Hermie was added as portfolio manager to ING Global Equity Dividend Fund and ING International Equity Dividend Fund.

The SAIs are hereby revised as follows:

1.                                      Effective immediately, the tables and the footnote thereto, in the section entitled “Portfolio Managers – ING Global Equity Dividend Fund” in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” beginning on page 141 of the Class A, Class B, Class C, Class I, Class O and Class Q shares’ SAI, and beginning on page 71 of ING Global Equity Dividend Fund’s Class I shares’ SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each Portfolio Manager as of October 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
Nicholas Simar	2	$2,778,000,000	0	$0	2	$171,000,000
Moudy El Khodr	8	$4,484,000,000	2	$1,895,000,000	5	$475,000,000
Kris Hermie	8	$4,484,000,000	2	$1,895,000,000	5	$475,000,000

*None of the accounts managed are subject to performance fees.

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
Nicholas Simar	None
Moudy El Khodr	None
Kris Hermie	None

2.                                      Effective immediately, the table and the footnote thereto, in the section entitled “Portfolio Managers – ING International Equity Dividend Fund” in the sub-section entitled “Other Accounts Managed” beginning on page 74 and in the sub-section entitled “Ownership of Securities” on page 75 of ING International Equity Dividend Fund’s Class A, Class B, Class C and Class I SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each Portfolio Manager as of October 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nicholas Simar	2	$2,778,000,000	0	$0	2	$171,000,000
Moudy El Khodr	8	$4,484,000,000	2	$1,895,000,000	5	$475,000,000
Kris Hermie	8	$4,484,000,000	2	$1,895,000,000	5	$475,000,000

*None of the accounts managed are subject to performance fees.

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
Nicholas Simar	None
Moudy El Khodr	None
Kris Hermie	None

Effective January 1, 2008, Angus Alexander Robertson was added as portfolio manager to ING Russia Fund.

The SAI is hereby revised as follows:

3.                                      Effective January 1, 2008 the table and the footnote thereto, in the section entitled “Portfolio Managers – ING Russia Fund” in the sub-section entitled “Other Accounts Managed” beginning on page 162 and in the sub-section entitled “Ownership of Securities” on page 163 of the Class A, Class B, Class C, Class I, Class O and Class Q shares’ SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each Portfolio Manager as of October 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
Jan-Wim Derks	6	$2,512,000,000	2	$1,381,000,000	0	0
Angus Alexander Robertson	0	$0	0	$0	0	$0

*None of the accounts managed are subject to performance fees.

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
Jan-Wim Derks	None
Angus Alexander Robertson	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE